INVESTMENT IN EQUITY SECURITIES, AT FAIR VALUE AND LONG-TERM INVESTMENTS - Investment in equity securities, at fair value-BioInvent International AB ordinary shares and warrants (Details) - BioInvent International AB kr in Millions
	1 Months Ended	3 Months Ended		12 Months Ended
	Oct. 31, 2020 USD ($) shares	Dec. 31, 2024 shares	Jun. 30, 2022 shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 31, 2020 SEK (kr)
Schedule of Investments
Investment to be made	$ 6,300,000						kr 53.8
Number of shares subscribed (in shares) | shares	1,200,000
Number of new warrants subscribed (in shares) | shares	588,000
Number of shares subscribed per warrant (in shares)	1						1
Subscription period for warrants (in years)	5 years
Fair value of the warrants					$ 66,000
Warrants expected life (in years)		10 months 28 days			10 months 28 days
Unrealized losses				$ (66,000)		$ (200,000)
Unrealized gains					$ 61,000
Recognized (losses) or gains				$ (100,000)	$ 1,500,000	$ (1,100,000)
Common Stock
Schedule of Investments
Number of ordinary shares sold (in shares) | shares		164,439	275,000	736,373
Expected volatility
Schedule of Investments
Warrants , Measurement Input		55.6			55.6
Risk Free Interest Rate
Schedule of Investments
Warrants , Measurement Input		2.07			2.07